Annual Total Returns[BarChart] - UltraBull ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	23.54%	(4.43%)	28.30%	68.23%	24.23%	(2.12%)	20.27%	42.77%	(15.02%)	62.18%